Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Summary of weighted average basis
The following table presents, on a weighted-average basis, the assumptions used in the Black-Scholes option-pricing model to determine the fair value of stock options granted:

	Year Ended December 31,
	2023	2022
Fair value per share of underlying common stock	$3.39	$5.26
Risk-free interest rate	4.19% - 4.23%	1.61% - 2.95%
Expected term (in years)	5.31 - 6.02	5.74 - 6.08
Expected volatility	48.99% - 49.59%	47.94% - 49.25%
Expected dividend yield	0%	0%

Summary of stock option activity under the 2018 plan
Stock option activity under the 2018 Plan during the year ended December 31, 2023, is as follows:

	Number of Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance at December 31, 2022	3,436,383	$2.25	7.87	$10,337
Granted	679,000	3.47
Exercised	(22,722)	1.66
Forfeited and expired	(724,891)	3.76

Balance at December 31, 2023	3,367,770	$2.18	6.98	$4,489

Options vested and exercisable at December 31, 2023	2,259,808	$1.77	6.21	$3,841
Options vested and expected to vest at December 31, 2023	3,367,770	$2.18	6.98	$4,489

Summary of the classification of the company's stock-based compensation expense
The following table below summarizes the classification of the Company’s stock-based compensation expense related to stock options and restricted common stock in the consolidated statements of operations and comprehensive loss:

	Year Ended December 31,
	2023	2022
Research and development	$147	$241
Sales and marketing	124	196
General and administrative	455	468
Cost of revenue	50	35

	$776	$940